UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number:  028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 664-8900


Signature, Place and Date of Signing:

  /s/ Gavin M. Abrams           Bethesda, Maryland           November 16, 2009
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        15

Form 13F Information Table Value Total:  $355,777
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number           Name
     ---          --------------------           ----------------------------
      1.           028-11159                      Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6     COL 7         COLUMN 8

                               TITLE                 VALUE      SHRS OR   SH/  PUT/     INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP      (x1000)     PRN AMT   PRN  CALL     DISCRETION    MNGRS    SOLE     SHARED  NONE
----------------------------  --------   ---------  --------   ---------  ---  ----   --------------  -----  ---------  ------  ----
AON CORP                        COM      037389103   17,576      431,939   SH         SHARED-DEFINED    1      431,939
DELL INC                        COM      24702R101   30,348    1,988,733   SH         SHARED-DEFINED    1    1,988,733
FIRST AMERN CORP CALIF          COM      318522307   14,412      445,225   SH         SHARED-DEFINED    1      445,225
GENERAL DYNAMICS CORP           COM      369550108   24,225      375,000   SH         SHARED-DEFINED    1      375,000
GOODRICH CORP                   COM      382388106   21,464      395,000   SH         SHARED-DEFINED    1      395,000
HASBRO INC                      COM      418056107   41,625    1,500,000   SH         SHARED-DEFINED    1    1,500,000
HEIDRICK & STRUGGLES INTL IN    COM      422819102   30,238    1,300,000   SH         SHARED-DEFINED    1    1,300,000
IMS HEALTH INC                  COM      449934108   22,632    1,474,386   SH         SHARED-DEFINED    1    1,474,386
NEWS CORP                       CL B     65248E203   19,206    1,372,817   SH         SHARED-DEFINED    1    1,372,817
PFIZER INC                      COM      717081103   19,033    1,150,000   SH         SHARED-DEFINED    1    1,150,000
PIONEER NAT RES CO              COM      723787107   38,497    1,060,816   SH         SHARED-DEFINED    1    1,060,816
PIONEER NAT RES CO              COM      723787107   18,145      500,000       CALL   SHARED-DEFINED    1      500,000
RENAISSANCERE HOLDINGS LTD      COM      G7496G103   41,380      755,657   SH         SHARED-DEFINED    1      755,657
UNITEDHEALTH GROUP INC          COM      91324P102   11,179      446,428   SH         SHARED-DEFINED    1      446,428
VALERO ENERGY CORP NEW          COM      91913Y100    5,817      300,000   SH         SHARED-DEFINED    1      300,000





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